Commitments and Guarantees (Narratives) (Details) - Dec. 31, 2014 - USD ($) $ in Millions	Total
Aviation [Member]
Commitments
Long-term purchase commitment	$ 2,887
Credit Support [Member]
Guarantees
Liability for arrangements	28
Other Commitment	1,220
Indemnification Agreement [Member]
Guarantees
Residual value guarantee	26
Liability for arrangements	10
Other Commitment	712
Used Aircraft Order [Member] | Ge Capital Aviation Services [Member]
Commitments
Long-term purchase commitment	2,144
Aircraft Order List [Member] | Ge Capital Aviation Services [Member]
Commitments
Long-term purchase commitment	$ 25,232